Impairment reversal (impairment and disposals) of non-current assets (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Working capital adjustments	$ 9
Impairment loss	882
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) recognised when control of subsidiary is lost	1,121
Reversal impairment of property plant and equipment	214
Impairment of property plant and equipment	916
Working capital adjustments	9
Manganese [Member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 10	$ 35	$ 76
Resources [Member]
IfrsStatementLineItems [Line Items]
Impairment loss		$ 98	882
Bio Fuels [Member]
IfrsStatementLineItems [Line Items]
Impairment loss			$ 125